Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Astoria Real Assets ETF
Prospectus [Line Items]
Annual Return [Percent]	29.78%	7.01%	11.77%	3.95%